Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement
Schedule of reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs

		Contingent
	Put option	consideration
Balance as of January 1, 2019	7,898	(15,869)
Initial recognition	—	(697)
Payment during the year	—	1,344
Total gains/(losses) for the period included in earnings	633	(2,510)
Exercised during the year	(8,531)	—
Foreign currency translation	—	28
Balance as of December 31, 2019	—	(17,704)
Payment during the year	—	4,043
Total gain for the period included in earnings	—	938
Waived on disposal of subsidiaries (Note 17)	—	12,445
Foreign currency translation	—	278
Balance as of December 31, 2020 and 2021	—	—